Other payables (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Other payables
Accrued expenses	¥ 33,120	$ 4,881	¥ 2,050,459